DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
DEPOSITS
NOTE 8—DEPOSITS

Deposits are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Deposit Type

Demand	$52,433	$43,910
NOW	76,370	65,677
Money market	153,827	155,010
Passbook savings	106,268	105,617
Total demand, transaction and passbook deposits	388,898	370,214
Certificates of deposit	171,417	181,074
	$560,315	$551,288

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $50.7 million and $45.3 million at December 31, 2012 and 2011, respectively.

At December 31, 2012, scheduled maturities of certificates of deposit by year are as follows:

Maturity year
2013	2014	2015	2016	2017	Thereafter	Total
(in thousands)
$114,386	$32,593	$12,868	$7,964	$3,441	$165	$171,417

Related party deposits are on substantially the same terms as are comparable transactions with unrelated persons. Related parties include certain executive officers, directors and their related interests. The aggregate dollar amount of these deposits was approximately $5.0 million and $4.2 million at December 31, 2012 and 2011, respectively.